Contingent liabilities, contractual commitments, and guarantees - Summary of contingent liabilities, guarantees, and commitments (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Guarantees and contingent liabilities:	$ 108,753	$ 97,717
Commitments	846,885	844,770
IFRS 9 | Gross carrying/ nominal amount
Disclosure of contingent liabilities [line items]
Commitments to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment	688,647	678,167
– documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments	9,201	7,178
– forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments	72,916	66,506
– standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments	764,768	771,086
Loans and other credit-related commitments | IFRS 9
Disclosure of contingent liabilities [line items]
Commitments to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment	660,843	659,049
Loans and other credit-related commitments | IFRS 9 | Gross carrying/ nominal amount
Disclosure of contingent liabilities [line items]
Commitments to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment	661,373	659,783
– financial guarantees
Disclosure of contingent liabilities [line items]
Guarantees and contingent liabilities:	27,274	18,384
– performance and other guarantees
Disclosure of contingent liabilities [line items]
Guarantees and contingent liabilities:	80,641	78,114
– other contingent liabilities
Disclosure of contingent liabilities [line items]
Guarantees and contingent liabilities:	$ 838	$ 1,219